Trust for Advised Portfolios
c/o U.S. Bancorp Fund Services, LLC
615 East Michigan Street
Milwaukee, Wisconsin 53202

October 31, 2018

VIA EDGAR TRANSMISSION

U.S. Securities and Exchange Commission
Division of Investment Management
100 F Street, N.E.
Washington, D.C.  20549

Re:	Trust for Advised Portfolios (the “Trust”)
File Nos.: 333-108394 and 811-21422
Fulcrum Diversified Absolute Return Fund S000050264

Dear Sir or Madam:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, the Investment Company Act of 1940, as amended, and the regulations thereunder, the Trust on behalf of its series, Fulcrum Diversified Absolute Return Fund, hereby certifies that the forms of Prospectus and Statement of Additional Information that would have been filed under Rule 497(b) or (c) would not have differed from that contained in the most recent amendment effective October 31, 2018, and filed electronically as Post-Effective Amendment No. 143 to the Trust’s Registration Statement on Form N‑1A on October 26, 2018.

If you have any questions regarding the enclosed, please do not hesitate to contact the undersigned at 626-914-7220.

Sincerely,

/s/ Eric W. Pinciss

Eric W. Pinciss, Esq.
Secretary

Trust for Advised Portfolios